Basis of Preparation (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Other receivables	₪ 269	[1]	₪ 270
Property, plant and equipment	6,313	[1]	6,940	₪ 7,072
Intangible assets	4,227	[1]	5,840	₪ 13,073
Right-of-use assets	1,504	[1]
Trade and other payables	1,702	[1]	1,719
Current lease rights liabilities	445	[1]
Non-current lease rights liabilities	1,106	[1]
Equity attributable to shareholders	228	[1]	1,246
Non-controlling interests	536	[1]	₪ 1,840
In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Other receivables	321
Property, plant and equipment	6,315
Intangible assets	4,228
Right-of-use assets
Trade and other payables	1,791
Current lease rights liabilities
Non-current lease rights liabilities
Equity attributable to shareholders	232
Non-controlling interests	545
Change [Member]
Statement Line Items [Line Items]
Other receivables	(52)
Property, plant and equipment	(2)
Intangible assets	(1)
Right-of-use assets	1,504
Trade and other payables	(89)
Current lease rights liabilities	445
Non-current lease rights liabilities	1,106
Equity attributable to shareholders	(4)
Non-controlling interests	₪ (9)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.